Offerings	Jun. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 5,750,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 880.33
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share, of Stardust Power Inc. that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Includes the price of additional shares of common stock that may be issued upon exercise of the over-allotment option granted to the underwriter to cover over-allotments, if any.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.The registrant may issue pre-funded warrants to purchase common stock in the offering. The purchase price of each pre-funded warrant will equal the price per share, minus $0.0001, and the exercise price of each pre-funded warrant will be $0.0001 per share. The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the common stock and pre-funded warrants (including the common shares issuable upon exercise of the pre-funded warrants), if any, is $5,750,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants(5)
Maximum Aggregate Offering Price
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share, of Stardust Power Inc. that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Includes the price of additional shares of common stock that may be issued upon exercise of the over-allotment option granted to the underwriter to cover over-allotments, if any.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.The registrant may issue pre-funded warrants to purchase common stock in the offering. The purchase price of each pre-funded warrant will equal the price per share, minus $0.0001, and the exercise price of each pre-funded warrant will be $0.0001 per share. The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the common stock and pre-funded warrants (including the common shares issuable upon exercise of the pre-funded warrants), if any, is $5,750,000.In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.0001 per share, of Stardust Power Inc. that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Includes the price of additional shares of common stock that may be issued upon exercise of the over-allotment option granted to the underwriter to cover over-allotments, if any.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.The registrant may issue pre-funded warrants to purchase common stock in the offering. The purchase price of each pre-funded warrant will equal the price per share, minus $0.0001, and the exercise price of each pre-funded warrant will be $0.0001 per share. The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the common stock and pre-funded warrants (including the common shares issuable upon exercise of the pre-funded warrants), if any, is $5,750,000.